Derivatives and Fair Value of Financial Instruments - Fair Value of Derivatives (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Number of counterparties | item	2
Commodities
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Margin account	$ 10	$ 29
Commodities | Other current assets
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Asset Derivatives	3	4
Derivative assets and liabilities, net basis	12	15
Commodities | Other current liabilities
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Liability Derivatives	1	18
Foreign currencies
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Credit risk associated with derivative contracts	1
Foreign currencies | Other current assets
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Asset Derivatives	1	8
Foreign currencies | Other current liabilities
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Liability Derivatives	4
Interest rate swaps
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Credit risk associated with derivative contracts	0
Interest rate swaps | Other current liabilities
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Liability Derivatives	$ 4	$ 6